NOTE 7: ACQUISITION OF LAWRENCE PARK & ATKINSON (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Fair value of stock options assumptions
	Milestone 1	Milestone 2	Milestone 3
Milestone date	June 30, 2022	December 31, 2023	June 30, 2025
Years to maturity	4.00	4.75	5.50
Risk-free rate	0.190%	0.250%	0.480%
Exercise price	C$0.2850	C$0.2850	C$0.2850
Share price	C$0.2850	C$0.2850	C$0.2850
Volatility	108.1%	108.1%	108.1%
Fair value per option	C$0.2056	C$0.2173	C$0.2273
Probability	90%	50%	25%
Fair value per option tranche (1)	$181,634 (C$231,256)	$106,679 (C$135,824)	$55,797 (C$71,041)

Final purchase price allocation
Assets Acquired	$
Cash and cash equivalents	38,521
Deposit	4,103
Intangible assets	58,907
Right-of-use assets	39,271
140,802

Liabilities Assumed
Accounts payable and accrued liabilities	54,396
Lease liability	45,595
Loans payable	45,287
Net assets at fair value, as at December 31, 2020	(4,476)

Consideration
Cash consideration	215,991
Cash consideration - withheld	58,907
Stock options	344,110
Share consideration	1,147,925
Total Consideration	1,766,933

Goodwill	1,771,409